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Gateway Fund
Average Annual Total Returns
As of February 28, 2007

One Year 9.25%
Five Years 5.90%
Ten Years 6.67%
From January 1, 1988 9.07%

Average Annual Total Returns
As of December 31, 2006

One Year 10.14%
Five Years 5.54%
Ten Years 6.73%
From January 1, 1988 9.08%

Past performance is no guarantee of future results. Performance data represents past performance and assumes the reinvestment of distributions, but does not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

Data Source: Gateway Investment Advisers, L.P.

Gateway Fund returns are net of fees and expenses. An investor may be subject to additional fees and charges if the Fund is sold through intermediaries. Gateway advises an investor to consider the investment objectives, risks, charges and expenses of the Gateway Fund carefully before investing. The Gateway Fund prospectus contains this and other information regarding the Fund.

Please call 800.354.6339 to obtain a prospectus or one is available on-line at www.gatewayfund.com. The prospectus should be read carefully before you invest or send money.

Current performance may be lower or higher than the performance data used. Gateway Fund performance data that is current to the most recent month-end is available by calling 800.354.6339 or by accessing our website at www.gatewayfund.com.

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If you have any questions regarding the Fund, please don't hesitate to contact me.

Jane Marko
Marketing
Gateway Investment Advisers, L.P.
3805 Edwards Road, Suite 600
Cincinnati, OH 45209
800.354.6339 extension 443

TO:	FINANCIAL PROFESSIONALS
FROM:	WALTER G. SALL
DATE:	MARCH 6, 2007
SUBJECT:	GATEWAY FUND’S YEAR-TO-DATE RETURN THROUGH FEBRUARY 28, 2007 REMAINS POSITIVE AT 1.22%

•	GATEWAY FUND DECLINES 0.22% IN FEBRUARY AS HEDGING MITIGATES THE S&P 500 INDEX LOSS OF 1.96% FOR THE MONTH

•	MARKET VOLATILITY DRIVES YEAR-TO-DATE RETURN OF THE S&P 500 INDEX INTO NEGATIVE TERRITORY

•	BONDS BENEFIT FROM A FLIGHT TO QUALITY AS THE LEHMAN BROTHERS U. S. INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX EARNS 1.38% IN FEBRUARY

•	VISIT US ON THE WEB AT www.gatewayfund.com

	MONTH OF FEBRUARY	YEAR-TO-DATE AS OF FEBRUARY 28, 2007
GATEWAY FUND	-0.22%	1.22%
Lehman Brothers U. S. Intermediate Government/Credit Bond Index	1.38%	1.42%
S&P 500 Index	-1.96%	-0.47%

MONTH OF FEBRUARY 2007

The steady 2007 increase in the S&P 500 Index came to a halt at the end of February. Following the sell-off on February 27, the S&P 500 Index, previously up for the month, closed February down 1.96%, while the Gateway Fund fell 0.22%.

•
On February 27, the unsettling news of a drop in Asian markets, coupled with a fear of global liquidity tightening, unnerved stock investors. The S&P 500 Index fell dramatically, losing 50 points, or 3.5%. By comparison, Gateway’s hedging strategy helped mitigate the loss and, for the day, the Fund declined 1.12%, less than one-third of the S&P 500 loss.

•
Bonds became the asset of choice in a rapidly deteriorating stock market, as hopeful bond investors and fearful equity investors conspired to push the Lehman Brothers U. S. Intermediate Government/Credit Bond Index ahead by 1.38%.

•
As of February 28, 2007, the Fund was fully hedged with index call options at an average strike price between 1.5% in-the-money and 1.5% out-of-the-money. The Fund owned index put options on 100% of the notional value of the portfolio, with average strike prices between 5.0% and 7.5% out-of-the-money.

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 s Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 s 410.785.4033 Fax 410.785.0441

SUBJECT:	GATEWAY FUND’S YEAR-TO-DATE RETURN THROUGH FEBRUARY 28, 2007 REMAINS POSITIVE AT 1.22%
DATE:	MARCH 6, 2007
PAGE:	TWO

ASSESSING THE IMPACT OF THE S&P 500 MARKET SELL-OFF

What a difference a day can make in the marketplace. Following the market sell-off on February 27, the year-to-date return for the S&P 500 Index reversed course and moved into negative territory. The Chicago Board Options Exchange Volatility Index (the “VIX”) rose from a benign 11.15 on February 26 to 15.42 at month-end.

•
For the year-to-date period ended February 28, 2007, the Gateway Fund’s return remained positive at 1.22%. The steady receipt of cash flow from selling index call options was the primary factor in reducing the impact of the sharp decline in the S&P 500 Index.

•
As the volatility experienced in Asian markets has spread to those in Europe and the United States, the resulting higher measure of the VIX raises the prospects for increased option cash flow from Gateway’s call-selling activity. Against the backdrop of slowing corporate earnings growth, concerns about borrowing defaults and their impact on financial institutions and on-going geopolitical uncertainties, perceived risks in the markets have taken on increased relevance in investors’ minds. The Gateway Fund’s hedging strategy provides investors with an opportunity to simply stay the course, while offering the potential to benefit from increased volatility.

AVERAGE ANNUAL TOTAL RETURNS as of February 28, 2007
	Gateway Fund	Lehman Bros. U.S. Intermediate Government/Credit Bond Index	S&P 500 Index
One Year	9.25%	5.50%	11.97%
Three Years	7.28%	2.81%	9.08%
Five Years	5.90%	4.55%	6.81%
Ten Years	6.67%	5.89%	7.63%
Since 1/1/88	9.07%	7.04%	12.00%

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 s Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 s 410.785.4033 Fax 410.785.0441

SUBJECT:	GATEWAY FUND’S YEAR-TO-DATE RETURN THROUGH FEBRUARY 28, 2007 REMAINS POSITIVE AT 1.22%
DATE:	MARCH 6, 2007
PAGE:	THREE

AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2006
GatewayFund
One Year	10.14%
Three Years	7.23%
Five Years	5.54%
Ten Years	6.73%
Since 1/1/88	9.08%

Past performance is no guarantee of future results. Performance data represents past performance and assumes the reinvestment of distributions, but does not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. At times the Gateway Fund may not own any put options, resulting in increased exposure to a market decline. Gateway Fund returns are net of fees and expenses. An investor may be subject to additional fees and charges if the Fund is sold through intermediaries.

Gateway advises an investor to consider the investment objectives, risks, charges and expenses of the Gateway Fund carefully before investing. The Gateway Fund prospectus contains this and other information regarding the Fund. Please call 800.354.6339 to obtain a prospectus or one is available on-line at www.gatewayfund.com. The prospectus should be read carefully before you invest or send money.

Current performance may be lower or higher than the performance data quoted. Gateway Fund performance data that is current to the most recent month-end is available by calling 800.354.6339 or by accessing our website at www.gatewayfund.com.

The S&P 500 Index is a widely recognized measure of performance for the U. S. stock market. The S&P 500 Index figures represent the prices of a capitalization-weighted index of 500 common stocks and assume reinvestment of all dividends paid on the stocks in the index.

The Lehman Brothers U. S. Intermediate Government/Credit Bond Index is the intermediate component of the Lehman Brothers U. S. Government/Credit Index and is a widely recognized index which features a blend of U. S. Treasury, government-sponsored (U. S. Agency and supranational), mortgage and corporate securities limited to a maturity of no more than ten years.

Data Source: Gateway Investment Advisers, L.P., Lehman Brothers Inc. and Bloomberg L.P.

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 s Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 s 410.785.4033 Fax 410.785.0441